Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
22.	Commitments and contingencies:

(a) Contractual Commitments

The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2015	$3,946
2016	4,978
2017	5,890
2018	4,969
2019	4,960
Thereafter	33,125

$57,868

For the year ended December 31, 2014, the Company incurred operating lease expense of $3,879 (year ended December 31, 2013 - $5,675; year ended December 31, 2012 - $4,492).

As at December 31, 2014, the Company’s wholly owned subsidiary Emer has provided a total amount of guarantees to third parties of $298, (December 31, 2013 - $342), which include guarantees to its customers for the completion of specific supplies.

The Company is a party to a variety of agreements in the ordinary course of business under which it is obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of the Company’s product to customers where the Company provides indemnification against losses arising from matters such as product liabilities. The potential impact on the Company’s financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, the Company has not incurred significant costs related to these types of indemnifications.

The Company is engaged in certain legal actions in the ordinary course or business and believes that the ultimate outcome of these actions will not have a material adverse effect on our operating results, liquidity or financial position.

(b) Purchase Commitments

The Company purchases components from a variety of suppliers and contract manufacturers. During the normal course of business, in order to manage manufacturing lead times and help ensure adequate component supply, the Company enters into agreements with suppliers and contract manufacturers. A portion of our reported estimated purchase commitments arising from these agreements are firm, noncancelable, and unconditional commitments. The Company may be subject to penalties, and may lose important suppliers, if it is unable to meet its purchase commitments. In 2014, the Company entered into several long-term fixed price contracts to purchase parts to produce certain products. These contracts represent firm purchase commitments which are evaluated for potential market value losses. The Company estimated a loss on these firm purchase commitments with reference to the estimated future sales price of these products and recognized a provision for inventory purchase commitments of $4,106 in 2014. The provision is recognized in other payables in accounts payable and accrued liabilities (note 12).